Basis of Presentation and Significant Accounting Policies - Amortization of Acquired Intangible Assets (Detail)	12 Months Ended
Feb. 24, 2013
Trademark and Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	10 years
Trademark and tradenames	Indefinite life
Minimum [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	7 years
Minimum [Member] | Other Intellectual Properties [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	10 years
Maximum [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	11 years
Maximum [Member] | Other Intellectual Properties [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	21 years